Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents (Note 24)	$ 283,550	$ 167,113
Short-term investments (Note 9)	51,723	111,946
Trade and other receivables	128,150	127,756
Income tax receivables	20,282	22,051
Inventories (Note 10)	500,462	406,191
Derivative assets (Note 8)	3,995	7,812
Prepaid expenses and other current assets	13,007	14,055
Current assets	1,001,169	856,924
Non-current assets
Mineral properties, plant and equipment (Note 11)	2,344,551	2,415,006
Long-term inventories (Note 10)	25,644	24,355
Long-term refundable taxes	8,711	4,009
Deferred tax assets (Note 27)	55,953	57,850
Investment in associates (Note 12)	78,657	71,560
Goodwill and other assets (Note 13)	3,899	4,171
Total assets	3,518,584	3,433,875
Current liabilities
Accounts payable and accrued liabilities (Note 14)	306,087	281,938
Derivative liabilities (Note 8)	351	367
Provisions (Note 15)	8,041	12,066
Lease obligations (Note 16)	10,663	12,829
Debt (Note 17)	3,400	0
Income tax payables	59,133	54,556
Current liabilities	387,675	361,756
Non-current liabilities
Long-term provisions (Note 15)	240,111	229,887
Deferred tax liabilities (Note 27)	184,785	175,311
Long-term lease obligations (Note 16)	19,898	20,736
Long-term debt (Note 17)	11,900	0
Deferred revenue (Note 12)	12,516	13,273
Other long-term liabilities (Note 18)	25,691	27,073
Total liabilities	882,576	828,036
Equity (Note 19)
Issued capital	3,136,214	3,132,140
Reserves	93,375	93,409
Deficit	(598,035)	(623,030)
Total equity attributable to Company shareholders	2,631,554	2,602,519
Non-controlling interests	4,454	3,320
Total equity	2,636,008	2,605,839
Total liabilities and equity	$ 3,518,584	$ 3,433,875